Shareholders' Equity (Details) - Schedule of Issued and Outstanding - shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Authorized	100,000,000	100,000,000
Ordinary shares Issued	57,778,628	55,094,237
Ordinary shares [Member]
Class of Stock [Line Items]
Authorized	100,000,000	100,000,000
Ordinary shares Issued	57,778,628	55,094,237